[LETTERHEAD OF WILSON SONSINI GOODRICH & ROSATI, P.C.]

November 9, 2006

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington DC 20549

Re:	Registration Statement on Form S-1 for Optimer Pharmaceuticals, Inc.

Ladies and Gentlemen:

        Transmitted herewith is the Registration Statement on Form S-1 (the "Registration Statement"), together with certain exhibits thereto, filed pursuant to the Securities Act of 1933, as amended (the "Securities Act"), by Optimer Pharmaceuticals, Inc., a Delaware corporation (the "Company"). The Registration Statement registers shares of the Company's Common Stock to be offered in an initial public offering. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Please be advised that the $9,229 registration fee for the Registration Statement was previously transferred to the Commission's account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

        We respectfully request that you provide us with a letter of comments regarding the Registration Statement at your earliest convenience.

        Pursuant to Rule 461(a) of the Securities Act, the Company hereby notifies you that it intends to request acceleration of effectiveness of the Form S-1 orally and that the Company and the underwriters are aware of their obligations pursuant to the Securities Act.

        Please note that, concurrently with this filing, the Company has submitted a request for confidential treatment pursuant to Rule 406 relating to various exhibits to the Registration Statement.

        If you should have any questions regarding the above or the Registration Statement, please do not hesitate to call the undersigned Mark M. Liu at (858) 350-2364 or Martin J. Waters at (858) 350-2308. We look forward to hearing from you soon.

Very truly yours,
WILSON SONSINI GOODRICH & ROSATI, Professional Corporation
By:	/s/ MARK M. LIU Mark M. Liu, Esq.
cc:	John D. Prunty Optimer Pharmaceuticals, Inc.
J. Casey McGlynn, Esq. Martin J. Waters, Esq. Wilson Sonsini Goodrich & Rosati, Professional Corporation